Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets other than goodwill
Amortization expense	$ 2,724	$ 3,543	$ 3,523